Supplement to the currently effective PROSPECTUSES OF EACH OF THE LISTED FUNDS

Deutsche Core Equity Fund

Deutsche Core Equity VIP

_________________________________________________________________________________________________

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of each of the fund’s prospectus(es).

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Arno V. Puskar, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2016.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of each of the fund’s prospectus(es).

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

•	Joined Deutsche Asset Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
•	Portfolio Manager for the Quantitative Group: New York.
•	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Arno V. Puskar, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

•	Joined Deutsche Asset Management in 1987.
•	Portfolio Manager for US Equities and Quantitative Analyst: Boston, MA.
•	BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2016.

•	Senior Portfolio Manager, Head of Tax Managed Equities: New York.
•	Joined Deutsche Asset Management in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
•	PhD in Chemistry, Princeton University.

Please Retain This Supplement for Future Reference

November 28, 2016

PROSTKR-729